Share-Based Payment Arrangements (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
Number and weighted average exercise price of share options
The number, weighted-average exercise price and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	Bonus Payments
Options outstanding at July 1, 2020	20,845	167,611	781,022	1,104,267	759,207	117,116
Options granted during the period	—	—	—	506,499	423,272	—
Options exercised during the period	—	133,536	546,486	351,097	444	—
Options forfeited during the period	15,000	—	4,000	9,834	14,704	—
Options outstanding at December 31, 2020	5,845	34,075	230,536	1,249,835	1,167,331	117,116

Weighted average exercise price December 31, 2020 - £	0.90	—	—	—	25.92	—
Weighted average contractual life December 31, 2020 - years	3	16	5	3	2	0

Summary of valuation inputs	The fair values were determined using the following inputs and models to the Black-Scholes option pricing model:

	2020 SAYE	2019 SAYE
Exercise price	£36.63	£31.79
Risk-free rate	0.19%	2.91%
Expected volatility	35%	36%
Expected dividends	—	—
Fair value of option	£16.38	£16.51